SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	Sep. 30, 2024
Minimum | Property and buildings
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	20 years
Minimum | Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Minimum | Automobiles
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Minimum | Office and electric equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Maximum | Property and buildings
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	40 years
Maximum | Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	10 years
Maximum | Automobiles
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	5 years
Maximum | Office and electric equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful lives (in years)	5 years